Restructuring (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Restructuring and related charges
Total expected restructuring charge	$ 245,000	$ 235,000
Beginning Balance	10,198	1,089	0
Charge to expense	81,141	101,957	5,711
Cash payments	(40,336)	(30,739)	(752)
Noncash utilization	(42,225)	(62,109)	(3,870)
Ending Balance	8,778	10,198	1,089
Remaining expected restructuring charge	56,191
Long-Lived Asset Charges [Member]
Restructuring and related charges
Total expected restructuring charge	105,000
Beginning Balance	0	0	0
Charge to expense	34,195	53,569	3,870
Cash payments	0	0	0
Noncash utilization	(34,195)	(53,569)	(3,870)
Ending Balance	0	0	0
Remaining expected restructuring charge	13,366
Employee Separation [Member]
Restructuring and related charges
Total expected restructuring charge	71,000
Beginning Balance	10,198	1,089	0
Charge to expense	20,364	36,010	1,139
Cash payments	(13,754)	(18,361)	(50)
Noncash utilization	(8,030)	(8,540)	0
Ending Balance	8,778	10,198	1,089
Remaining expected restructuring charge	13,487
Site Preparation and Equipment Relocation [Member]
Restructuring and related charges
Total expected restructuring charge	31,000
Beginning Balance	0	0	0
Charge to expense	12,963	6,192	407
Cash payments	(12,963)	(6,192)	(407)
Noncash utilization	0	0	0
Ending Balance	0	0	0
Remaining expected restructuring charge	11,438
Production Start-up [Member]
Restructuring and related charges
Total expected restructuring charge	26,000
Beginning Balance	0	0	0
Charge to expense	10,689	5,194	16
Cash payments	(10,689)	(5,194)	(16)
Noncash utilization	0	0	0
Ending Balance	0	0	0
Remaining expected restructuring charge	10,101
Other Costs [Member]
Restructuring and related charges
Total expected restructuring charge	12,000
Beginning Balance	0	0	0
Charge to expense	2,930	992	279
Cash payments	(2,930)	(992)	(279)
Noncash utilization	0	0	0
Ending Balance	0	0	0
Remaining expected restructuring charge	$ 7,799